Summary Prospectus October 1, 2010
PNC Government Money Market Fund Class A – PGAXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com/Forms_Literature/Prospectuses/default.fs. You may also obtain this information at no additional cost by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees
(fees paid directly from your investment)
		Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		None

Redemption Fee (as a percentage of amount redeemed, if applicable)		None

Exchange Fee		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%

Distribution (12b-1) Fees		0.03%	[1]

Other Expenses		0.36%

Shareholder Servicing Fees	0.25%

Other	0.11%

Total Annual Fund Operating Expenses[2]		0.64%

[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2011, at which time the Board will determine whether to renew, review or discontinue it.

[2]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$65	$227	$395	$883

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

In managing the Fund, the Adviser (as defined below) actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund’s risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund maintains an average weighted maturity of 60 days or less and the Fund’s weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal National

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Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”)). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund’s yield will tend to be lower when interest rates rise and higher when interest rates fall.

Stable NAV Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class A Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2009 was 0.22%. The Fund’s yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	1.53%	(9/30/00)
Worst Quarter	0.01%	(9/30/09)

The Fund’s year-to-date total return for Class A Shares through June 30, 2010 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Class A Shares	0.14%	2.73%	2.55%

INVESTMENT ADVISER

PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.

By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).

By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.

By Internet: www.pncfunds.com.

Minimum Initial Investments:

•	In general, a Fund’s minimum initial investment is $1,000 for Class A and Class C Shares; and

•	The minimum initial investment for shares purchased through a Systematic Investment Program (“SIP”) is $50 for Class A and Class C Shares.

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Minimum Subsequent Investments:

•	There is no minimum subsequent investment amount, unless shares are purchased through a SIP; and

•	Shares purchased through a SIP have a $50 minimum subsequent investment requirement.

A Fund’s initial and subsequent investment minimums may be reduced or waived in some cases.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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PNC Funds
P.O. Box 9795
Providence, RI 02940-9795

SUM-MMGOVA-1010